UNITED STATES
SECURITIES AND EXCHANCE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the period ____________ to ___________

X Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2015 to March 31, 2015

  Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to _____________________

Date of Report: April 8, 2015

Eaglewood Securitization Trust
(Exact name of securitizer as specified in its charter)

025-01814
(Commission File Number of securitizer)

0001624444
(Central Index Key Number of securitizer)

Nancy Lynch: (212) 729-1096
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) X

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

___________________________________________________________________________

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Eaglewood Securitization Trust

(Securitizer)

By:	Eaglewood Capital Management, in its capacity as Administrator
	/s/ Jonathan Barlow
	Name:  Jonathan Barlow
	Title:  Manager of Eaglewood Capital Management LLC

Date: April 8, 2015